Intangible assets other than goodwill	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Intangible assets

Note 10 - Intangible assets other than goodwill

As of  June 30, 2013  the Company has the following amounts related to intangible assets:

	Gross Carrying Amount	Accumulated Amortization
Patent costs	$355,961	$29,192
Product certifications	290,660	69,399
Developed technology	240,000	4,000
	$886,621	$102,591

The aggregate amortization expense of the Company's intangible assets for the  six months ended  June 30, 2013  and  2012  was  $24,247  and  $15,457, respectively.

Estimated future annual amortization expense related to the intangible assets is as follows:

2013	$29,450
2014	94,640
2015	94,640
2016	94,640
2017	94,640
Thereafter	376,020
$784,030

Note 5 – Intangible assets

The Company capitalized $17,314 and $22,036 of product certification costs during the years ended December 31, 2012 and 2011, respectively. Also included in intangible assets are the costs incurred by the Company to acquire certain patents. These patents, once in service, will be amortized on a straight-line basis over the estimated economic life of the associated products, which range from approximately 7 to 10 years. The Company capitalized $146,981 and $16,712of patent-related costs during the years ended December 31, 2012 and 2011, respectively. Intangible assets at December 31, 2012 and 2011 consist of the following:

	Product Certifications	Patents	Total
Balance at December 31, 2012
Intangible assets	$235,482	$214,883	$450,365
Less - accumulated amortization	(57,798)	(20,547)	(78,345)
	$177,684	$194,336	$372,020
Balance at December 31, 2011
Intangible assets	$218,168	$67,902	$286,070
Less - accumulated amortization	(38,254)	(6,195)	(44,449)
	$179,914	$61,707	$241,621

Amortization expense was $33,896, $23,992, and $11,309 during the years ended December 31, 2012, 2011, and 2010, respectively. Estimated amortization expense at December 31 for each of the five succeeding years is as follows:

2013	$39,879
2014	54,246
2015	54,246
2016	54,246
2017	54,246
Thereafter	115,157
$372,020